Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Accounts receivable	$ 2,373	$ 2,473
Inventories	1,416	2,139
Property and equipment	1,891	2,207
Reserves and other accruals	1,447	64
Stock based compensation	1,324	1,942
Lease liabilities	16,669	18,684
Section 174 Costs	4,149	3,138
Credits and other	1,409	2,834
Net operating losses	17,041	13,191
Gross deferred tax assets	47,719	46,672
Valuation allowance	(28,410)	(25,670)
Total deferred tax assets, net	19,309	21,002
Deferred tax liabilities:
Prepaid expenses	(1,465)	(1,606)
Other	(1,594)	(233)
Right of Use of Asset	(15,336)	(17,556)
Total deferred tax liabilities	(18,395)	(19,395)
Net deferred tax assets	$ 914	$ 1,607